Stockholders’ Deficiency (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Summary of Stock Option Activity

A summary of the option activity during the nine months ended September 30, 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, January 1, 2022	8,755,179	$2.00
Granted	1,284,169	3.18
Outstanding, September 30, 2022	10,039,348	$2.15	6.1	$3,138,441
Exercisable, September 30, 2022	8,258,023	$1.91	5.5	$3,138,441

A summary of the option activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, January 1, 2020	7,022,680	$1.68
Granted	188,570	3.25
Exercised	(15,000)	1.00
Outstanding, January 1, 2021	7,196,250	1.72
Granted	1,720,596	3.25
Forfeited	(161,667)	3.03
Outstanding, December 31, 2021	8,755,179	$2.00	6.4	$10,962,859
Exercisable, December 31, 2021	6,289,107	$1.69	5.7	$9,812,645

Schedule of Information Related to Stock Options

The following table presents information related to stock options as of September 30, 2022:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00	3,338,767	3.3	3,338,767
$2.25	61,380	9.7	61,380
$2.3	3,668,913	6.5	3,644,468
$3.25	2,970,288	8.6	1,213,408
	10,039,348	5.5	8,258,023

Summary of Option Pricing Model to Stock Options Granted

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Three Months Ended September 30		For the Nine Months Ended September 30
	2022	2021	2022	2021
Fair value of common stock on date of grant	n/a	$3.25	$2.27 - $3.00	$3.25
Risk free interest rate	n/a	0.89% - 0.98%	1.68% - 3.01%	0.66% - 0.98%
Expected term (years)	n/a	5.00	3.53 - 6.00	5.00 - 6.00
Expected volatility	n/a	120% - 124%	111% - 119%	120% - 125%
Expected dividends	n/a	0.00%	0.00%	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended December 31,
	2021	2020
Fair value of common stock on date of grant	$3.25	$3.25
Risk free interest rate	0.66% – 1.26%	0.36% – 0.38%
Expected term (years)	5.00 – 6.00	5.00
Expected volatility	118% – 125%	122% – 124%
Expected dividends	0.00%	0.00%

Summary of Warrant Activity

A summary of the warrant activity during the years ended December 31, 2021 and 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Aggregate Intrinsic Value
Outstanding, January 1, 2020	2,505,931	$1.84
Issued	—	—
Exercised	(351,579)	1.00
Outstanding, January 1, 2021	2,154,352	1.98
Issued	—	—
Outstanding, December 31, 2021	2,154,352	$1.98	1.5	$2,732,212
Exercisable, December 31, 2021	1,802,774	$2.17	1.8	$1,941,161

Summary of Information Related to Stock Warrants

The following table presents information related to stock warrants as of December 31, 2021:

Warrants Outstanding		Warrants Exercisable
Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life In Years	Exercisable Number of Warrants
$1.00	527,367	0.0	175,789
$2.30	1,626,985	2.0	1,626,985
	2,154,352	1.8	1,802,774

Equity Option [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Schedule of Information Related to Stock Options

The following table presents information related to stock options as of December 31, 2021:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00	3,338,767	4.1	3,338,767
$2.30	3,632,246	7.3	2,421,494
$3.25	1,784,166	9.3	528,846
	8,755,179	5.7	6,289,107